Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings per Share [Abstract]
Schedule of earnings/(losses) per share
	2011	2012	2013
(Loss) / Income:
Net (loss) / income	$(69,559)	$(314,521)	$1,850

Basic (loss) / earnings per share:
Weighted average common shares outstanding, basic	4,736,485	5,393,131	14,051,344
Basic (loss) / earnings per share	(14.69)	$(58.32)	$0.13

Effect of dilutive securities:
Dillutive effect of non vested shares	-	-	65,045
Weighted average common shares outstanding, diluted	4,736,485	5,393,131	14,116,389

Diluted (loss) / earnings per share	$(14.69)	$(58.32)	$0.13